OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
OPERATING SEGMENTS
NOTE 20: -	OPERATING SEGMENTS

a.	General:

Commencing 2017, the Company operates in three segments, Agriculture, Industry and Human. The Agriculture segment which constitutes of the parent Company and two of the Company's subsidiaries, Lavie Bio Ltd. and AgPlenus Ltd. was named Evogene until 2018. The Industry segment which constitutes of the Company's subsidiary Casterra AG Ltd., was named Evofuel until 2018. The Human segment which constitutes of the Company's subsidiaries, Biomica Ltd. and Canonic Ltd., was named Biomica in 2018. The change of segment composition and their names in 2019, is a result of the establishment of new subsidiaries incorporated at the end of 2018 and beginning of 2019 (see Note 1c.) and a redefinition of the segments by the Chief Operating Decision-Maker ("CODM")based on their target markets. All the above changes were reflected through retroactive revision of prior period segment information. The segments were determined on the basis of information considered by the CODM for purposes of decision-making on the allocation of resources and evaluation of performance. The following Company's segments are engaged in business activities for which they earn revenues and incur expenses, their results are reviewed by the CODM and discrete financial information is available:

Agriculture segment	-	Develops seed traits, ag-chemical products, and ag-biological products to improve plant performance.

Industry segment	-	Develops improved castor bean seeds to serve as a feedstock source for biofuel and other industrial uses.

Human segment	-	Discovery and development of human microbiome-based therapeutics.

Unallocated	-	Other corporate expenses and general development of enabling technologies for optimization.

Segments performance is determined based on operating loss reported in the financial statements. The results of a segment reported to the CODM include items attributed directly to a segment, as well as other items, which are indirectly attributed using reasonable assumptions.

b.	The following table presents our revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2019

Revenues	$651	$26	$-	$76	$753

Operating loss	$(10,062)	$(419)	$(3,219)	$(7,466)	$(21,166)

Net financing expenses					$2,075

Loss before taxes on income					$(19,091)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2018

Revenues	$1,641	$106	$-	$-	$1,747

Operating loss	$(7,674)	$(456)	$(1,608)	$(10,251)	$(19,989)

Net financing expenses					$(793)

Loss before taxes on income					$(20,782)

	Agriculture	Industry	Human	Unallocated	Total

For the Year Ended December 31, 2017

Revenues	$3,247	$134	$-	$-	$3,381

Operating loss	$(8,347)	$(210)	$(637)	$(12,753)	$(21,947)

Net financing income					$1,120

Loss before taxes on income					$(20,827)

c.	Major customers:

Revenues from major customers each of whom amounts to 10% or more, of total revenues:

	Year ended December 31,
	2019	2018	2017

Customer A (shareholder)	-	38%	66%
Customer B	-	19%	10%
Customer C	*)-	13%	*)-
Customer D (subsidiary shareholder)	33%	-	-
Customer E	24%	-	-
Customer F	13%	*)-	-
Customer G	13%	-	-

*) Represents an amount lower than 10%.

See also Note 21a.

d.	Geographical information:

Revenues based on the location of the customers, are as follows:

	Year ended December 31,
	2019	2018	2017

United States	33%	57%	76%
Germany	2%	13%	10%
Israel	35%	12%	6%
Brazil	28%	6%	-
Other	2%	12%	8%

	100%	100%	100%

The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	December 31,
	2019	2018	2017

United States	88%	14%	12%
Israel	12%	86%	88%

	100%	100%	100%